Maturity of Gross Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	₨ 4,699,850.0
Over one year through five years	7,850,512.3
Over five years	1,859,181.7
Total gross loans	14,409,544.0	$ 189,924.1	₨ 12,043,717.9
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	2,174,459.2
Over one year through five years	1,844,496.2
Over five years	1,080,053.9
Total gross loans	5,099,009.3	67,207.2	4,214,885.3
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	2,525,390.8
Over one year through five years	6,006,016.1
Over five years	779,127.8
Total gross loans	₨ 9,310,534.7	$ 122,716.9	₨ 7,828,832.6